Equity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 10, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Jan. 10, 2022 $ / shares
Private placement units (in Shares) | shares	31,680,000
Gross proceeds	$ 31,283
Number of ordinary share (in Shares) | shares	1
Number of purchase exercisable warrant	2 years
Exercise price per share | $ / shares	$ 1.49
Warrant	$ 4,255
Maximum [Member]
Exercise price per share | $ / shares				$ 1.88
Placement Agents [Member]
Agent compensation options (in Shares) | shares	1,810,740
Options exercise price | (per share)		$ 0.99	$ 1.25
Option value		$ 515
Ordinary Share [Member]
Number of ordinary share (in Shares) | shares	1
Ordinary Share [Member] | Private Placement [Member]
Number of ordinary share (in Shares) | shares	1
Private Placement [Member]
Gross proceeds	$ 27,028
Warrant	259
Net addition to equity	25,336
Issuance cost	1,692
Cash commissions	$ 1,951
Warrant liability		$ 4,255